Basis of presentation	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Basis of presentation:

Cardiome Pharma Corp. (the “Company”) was incorporated under the Company Act (British Columbia) on December 12, 1986 and was continued under the laws of Canada on March 8, 2002.  Cardiome is a specialty pharmaceutical company dedicated to the development and commercialization of cardiovascular therapies that will improve the quality of life and health of patients suffering from heart disease. The Company currently has two marketed, in-hospital, cardiology products, BRINAVESSTM (vernakalant (IV))  and AGGRASTATTM, which are commercially available in numerous markets outside of the United States.

The Company has financed its cash requirements primarily from share issuances, payments from research collaborators, licensing fees and draws from a credit facility that was available under the Company’s collaborative agreements (note 11). The Company’s ability to realize the carrying value of its assets is dependent on successfully bringing its technologies to market and achieving future profitable operations, the outcome of which cannot be predicted at this time. As a result, in the future it may be necessary for the Company to raise additional funds.  These funds may come from sources such as entering into strategic collaboration arrangements, the issuance of shares from treasury, or alternative sources of financing. However, there can be no assurance that the Company will be able to successfully raise sufficient funds to continue the development and commercialization of our products and our operational activities.